Estimated Useful Lives Using Straight-Line Method (Detail)	12 Months Ended
Dec. 31, 2013
Land Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	20 years
Building and Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	2 years
Building and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	40 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	7 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	10 years